DESCRIPTION OF BUSINESS AND ACCOUNTING POLICIES - Intangible Assetst (Details)	12 Months Ended
Dec. 31, 2019
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	2 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years